Note 6 - Goodwill (Details) - Summary of Changes in Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Goodwill [Line Items]
Balance	$ 75,466	[1]	$ 33,877
Impairments	(19,773)
Goodwill from business combinations			41,609
Foreign currency translation	(148)		(20)
Balance	55,545		75,466	[1]
Water and Environmental Services [Member]
Goodwill [Line Items]
Balance	34,848		33,877
Impairments	(19,773)
Goodwill from business combinations			971
Foreign currency translation	0		0
Balance	15,075		34,848
Pipeline Inspection and Integrity Services [Member]
Goodwill [Line Items]
Balance	40,618		0
Impairments	0
Goodwill from business combinations			40,638
Foreign currency translation	(148)		(20)
Balance	$ 40,470		$ 40,618

[1]	Recast - Note 2